Mar. 24, 2022
North Square Tactical Growth Fund
North Square Tactical Growth Fund
North Square Tactical Growth Fund
North Square Tactical Defensive Fund
All Classes: Class A, Class C and Class I
Supplement dated March 24, 2022, to the Summary Prospectus and Statutory Prospectus, each dated September 30, 2021, as supplemented, for each of the above mutual funds (each a “Fund” and collectively the “Funds”). Each of the Funds is a series within the North Square Investments Trust.
The following disclosure replaces the first paragraph (except for the last sentence) of the disclosure for “ETF and Mutual Funds Risk” under “Principal Risks of Investing” in (i) each Fund’s Summary Prospectus and (ii) the “Summary Section” for each Fund in the Statutory Prospectus:
ETF and Mutual Funds Risk. The Fund may invest in underlying ETFs and mutual funds (including other funds managed or sub-advised by the Adviser or its affiliates (“North Square-Related Funds”)). Any such investment generally will reflect the risks of owning the underlying securities the ETF or mutual fund holds. It may also be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. Investing in ETFs and mutual funds may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. An ETF may also trade at a discount to its net asset value. In addition, the Fund may invest in underlying funds that invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. The Fund may invest in North Square-Related Funds in connection with any such investment. The Adviser or Sub-Adviser may be subject to potential conflicts of interest in selecting underlying funds because, among other reasons, the fees paid to it by North Square-Related Funds may be higher than the fees paid by other potential underlying funds and other benefits to the Adviser and Sub-Adviser may result from investments in North Square-Related Funds.
Please contact the Fund at 1-855-551-5521 if you have any questions. Please retain this Supplement for future reference.
North Square Tactical Defensive Fund
North Square Tactical Defensive Fund
North Square Tactical Growth Fund
North Square Tactical Defensive Fund
All Classes: Class A, Class C and Class I
Supplement dated March 24, 2022, to the Summary Prospectus and Statutory Prospectus, each dated September 30, 2021, as supplemented, for each of the above mutual funds (each a “Fund” and collectively the “Funds”). Each of the Funds is a series within the North Square Investments Trust.
The following disclosure replaces the first paragraph (except for the last sentence) of the disclosure for “ETF and Mutual Funds Risk” under “Principal Risks of Investing” in (i) each Fund’s Summary Prospectus and (ii) the “Summary Section” for each Fund in the Statutory Prospectus:
ETF and Mutual Funds Risk. The Fund may invest in underlying ETFs and mutual funds (including other funds managed or sub-advised by the Adviser or its affiliates (“North Square-Related Funds”)). Any such investment generally will reflect the risks of owning the underlying securities the ETF or mutual fund holds. It may also be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. Investing in ETFs and mutual funds may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. An ETF may also trade at a discount to its net asset value. In addition, the Fund may invest in underlying funds that invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. The Fund may invest in North Square-Related Funds in connection with any such investment. The Adviser or Sub-Adviser may be subject to potential conflicts of interest in selecting underlying funds because, among other reasons, the fees paid to it by North Square-Related Funds may be higher than the fees paid by other potential underlying funds and other benefits to the Adviser and Sub-Adviser may result from investments in North Square-Related Funds.
Please contact the Fund at 1-855-551-5521 if you have any questions. Please retain this Supplement for future reference.